13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Segment Reporting, Finance Charges Earned	$ 147.7	$ 140.0	$ 128.7
Segment Reporting, Insurance Income	40.4	40.2	37.5
Segment Reporting, Other Income	5.5	6.1	7.3
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	193.6	186.3	173.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	12.9	11.9	11.5
Segment Reporting, Provision for Loan Losses	32.0	28.8	24.9
Segment Reporting, Depreciation	2.7	2.6	2.5
Segment Reporting, Other Expenses	72.0	67.8	62.5
Segment Reporting, Total Expenses	119.6	111.1	101.4
Segment Reporting, Profit	74.0	75.2	72.1
ASSETS
Segment Reporting, Net Receivables	458.5	433.1	409.8
Segment Reporting, Cash	4.8	2.5	2.6
Segment Reporting, Net fixed assets	6.3	6.3	6.1
Segment Reporting, Other assets	0.4	0.3	0.3
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	470.0	442.2	418.8
Segment Reconciliation, Total revenues from reportable segments	193.7	186.3	173.5
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1	0.1	0.2
Corporate investment income earned not allocated to segments	4.8	4.5	3.8
Segment Reconciliation, Timing difference of insurance income allocation to segments	12.0	7.8	8.1
Segment Reconciliation, Other revenues not allocated to segments	(2.2)	1.0	0.4
Segment Reconciliation, Consolidated Revenues	208.4	199.7	186.0
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	74.0	75.2	72.1
Segment Reconciliation, Corporate earnings not allocated	14.7	13.4	12.5
Segment Reconciliation, Corporate expenses not allocated	(57.5)	(51.1)	(46.2)
Segment Reconciliation, Income taxes not allocated	(5.3)	(4.2)	(4.0)
Segment Reconciliation, Consolidated Net Income	25.9	33.3	34.4
Segment Reconciliation, Total assets for reportable segments	470.0	442.2	418.8
Segment Reconciliation, Loans held at corporate level	2.0	1.9	1.9
Segment Reconciliation, Unearned insurance at corporate levelvel	(20.5)	(18.1)	(17.5)
Segment Reconciliation, Allowance for loan losses at corporate level	(33.5)	(28.6)	(24.7)
Segment Reconciliation, Cash and cash equivalents held at corporate level	55.9	13.4	24.8
Segment Reconciliation, Investment securities at corporate level	160.9	155.6	135.9
Segment Reconciliation, Equity Method Investment at corporate level	25.0	26.1	10.2
Segment Reconciliation, Fixed assets at corporate level	3.6	3.9	2.7
Segment Reconciliation, Other assets at corporate level	11.0	9.2	9.7
Segment Reconciliation, Consolidated Assets	674.4	605.6	561.8
Division I
Revenues
Segment Reporting, Finance Charges Earned	23.0	22.0	19.8
Segment Reporting, Insurance Income	4.1	4.1	3.6
Segment Reporting, Other Income	0.1	0.1	0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	27.2	26.2	23.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.7	1.5	1.4
Segment Reporting, Provision for Loan Losses	4.6	3.8	3.5
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	11.6	11.1	10.0
Segment Reporting, Total Expenses	18.4	16.9	15.3
Segment Reporting, Profit	8.8	9.3	8.2
ASSETS
Segment Reporting, Net Receivables	63.3	56.4	51.9
Segment Reporting, Cash	0.5	0.3	0.3
Segment Reporting, Net fixed assets	1.2	1.2	1.3
Segment Reporting, Other assets	0.0	0.0	0.0
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	65.0	57.9	53.5
Division II
Revenues
Segment Reporting, Finance Charges Earned	33.4	31.5	28.6
Segment Reporting, Insurance Income	13.0	12.4	11.8
Segment Reporting, Other Income	1.0	1.6	2.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	47.4	45.5	42.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.1	2.9	2.8
Segment Reporting, Provision for Loan Losses	7.2	6.2	5.2
Segment Reporting, Depreciation	0.6	0.6	0.6
Segment Reporting, Other Expenses	15.4	14.3	13.2
Segment Reporting, Total Expenses	26.3	24.0	21.8
Segment Reporting, Profit	21.1	21.5	20.7
ASSETS
Segment Reporting, Net Receivables	107.9	104.1	98.7
Segment Reporting, Cash	1.1	0.6	0.6
Segment Reporting, Net fixed assets	1.5	1.7	1.4
Segment Reporting, Other assets	0.0	0.0	0.0
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	110.5	106.4	100.7
Division III
Revenues
Segment Reporting, Finance Charges Earned	30.6	29.9	28.0
Segment Reporting, Insurance Income	11.7	11.2	10.7
Segment Reporting, Other Income	0.9	1.4	1.9
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	43.2	42.5	40.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.9	2.8	2.8
Segment Reporting, Provision for Loan Losses	6.6	6.8	5.7
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	15.1	14.5	13.8
Segment Reporting, Total Expenses	25.1	24.6	22.8
Segment Reporting, Profit	18.1	17.9	17.8
ASSETS
Segment Reporting, Net Receivables	101.0	96.9	95.7
Segment Reporting, Cash	1.2	0.6	0.7
Segment Reporting, Net fixed assets	0.8	1.1	0.9
Segment Reporting, Other assets	0.0	0.0	0.0
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	103.0	98.6	97.3
Division IV
Revenues
Segment Reporting, Finance Charges Earned	33.0	30.8	28.4
Segment Reporting, Insurance Income	5.1	6.2	5.5
Segment Reporting, Other Income	2.4	1.5	1.4
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	40.5	38.5	35.3
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.0	2.7	2.6
Segment Reporting, Provision for Loan Losses	7.3	6.6	5.8
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	14.9	14.0	12.8
Segment Reporting, Total Expenses	25.7	23.8	21.7
Segment Reporting, Profit	14.8	14.7	13.6
ASSETS
Segment Reporting, Net Receivables	107.0	101.3	94.5
Segment Reporting, Cash	1.0	0.5	0.5
Segment Reporting, Net fixed assets	1.3	1.1	1.3
Segment Reporting, Other assets	0.2	0.2	0.1
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	109.5	103.1	96.4
Division V
Revenues
Segment Reporting, Finance Charges Earned	27.7	25.8	23.9
Segment Reporting, Insurance Income	6.5	6.3	5.9
Segment Reporting, Other Income	1.1	1.5	1.8
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	35.3	33.6	31.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.2	2.0	1.9
Segment Reporting, Provision for Loan Losses	6.3	5.4	4.7
Segment Reporting, Depreciation	0.6	0.5	0.5
Segment Reporting, Other Expenses	15.0	13.9	12.7
Segment Reporting, Total Expenses	24.1	21.8	19.8
Segment Reporting, Profit	11.2	11.8	11.8
ASSETS
Segment Reporting, Net Receivables	79.3	74.4	69.0
Segment Reporting, Cash	1.0	0.5	0.5
Segment Reporting, Net fixed assets	1.5	1.2	1.2
Segment Reporting, Other assets	0.2	0.1	0.2
Represents the monetary amount of SegmentReportingInformationNetAssets1, as of the indicated date.	$ 82.0	$ 76.2	$ 70.9